Financial liabilities	6 Months Ended
Jun. 30, 2026
Disclosure of financial liabilities [abstract]
Financial liabilities	Financial liabilities
13.1 DETAILS OF FINANCIAL LIABILITIES

	As of
(in thousands of euros)	June 30, 2026	December 31, 2025
Lease liabilities – Short term	1,232	1,210
Repayable BPI loans advances – Short term	573	804
PGE Loans*	314	1,571
EIB loan – Short term	765	725
Royalty Financing - Short term	29,182	—
Total current financial liabilities	32,065	4,309
Lease liabilities – Long term	1,267	1,889
Repayable BPI loan advances – Long term	100	136
EIB loan – Long term	49,958	47,717
Royalty Financing - Long term	23,222	41,269
Total non-current financial liabilities	74,546	91,010
Total financial liabilities	106,611	95,320
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
The table below shows the detail of changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes.

(in thousands of euros)	Lease Liabilities	Repayable BPI Loan Advances		PGE Loans		EIB Loan	Royalty Financing	Total
		Bpifrance advance	Bpifrance advance	HSBC “PGE”	Bpifrance “PGE”
As of December 31, 2025	3,099	707	232	630	941	48,442	41,269	95,320
Principal received / New lease contracts	—	—	—	—	—	—	—	—
Decrease in loans and conditional advances	—	(242)	(50)	(628)	(617)	—	—	(1,537)
Interest paid	(47)	—	—		(8)	(3,789)	—	(3,844)
Payment of lease liabilities	(600)	—	—	—	—	—	—	(600)
Cash flows from financing activities	(647)	(242)	(50)	(628)	(625)	(3,789)	—	(5,981)
Indexation effect on current lease commitment	—	—	—	—	—	—	—	—
Impact of discounting and catch-up	(20)	12	18	(1)	5	1,160	—	1,174
Cumulative fixed interest expense accrual	67	(5)	—	—	(8)	773	9,599	10,425
Cumulative variable interest expense accrual	—	—	—	—	—	4,138	—	4,138
Foreign exchange (gain) loss	—	—	—	—	—	—	1,536	1,536
Non-cash from financing activities	47	7	18	(1)	(3)	6,070	11,135	17,272
As of June 30, 2026	2,499	473	200	—	313	50,723	52,404	106,611
Of which current	1,232	473	100	—	313	765	29,182	32,065
Of which Non-Current	1,267	—	100	—	—	49,958	23,222	74,546
Lease Liabilities

Lease liabilities correspond to the discounted amount of the rentals to be paid over the lease terms for all outstanding contracts falling within the scope of IFRS 16. For the period presented, the main contracts relate to the buildings rented in Paris and in Villejuif.

Repayable BPI loan advances

The Company received repayable advance from Banque Publique d’Investissement (“Bpifrance”, formerly known as “OSEO Innovation”). The advance bears 1.56% interest. The repayment of the period amounts to €0.2 million while the amount to be reimbursed corresponds to €0.5 million (as detailed in table above).

In June 2020, the Company obtained a €0.5 million conditional advance from Bpifrance, €0.4 million of which was received at the signature date. The advance is interest-free. The repayment of the period amounts to €0.05 million while the amount to be reimbursed corresponds to €0.2 million (as detailed in table above).

PGE loan (“Prêts Garantis par l’Etat”)

The Company announced in June 2020 that it has received approval for financing from both HSBC and Bpifrance for €5 million each in the form of state-guaranteed loans (“Prêts Garantis par l’Etat”, or “PGE” in France).
This loan is booked at amortized cost using an effective interest rate of 0.31%. Reimbursement of the loan started in September 2022 and will continue through mid-2026.

For the six month period ended June 30, 2026, €0.6 million was repaid on the HSBC PGE loan. As of June 30, 2026, the HSBC PGE loan was fully repaid and no amount remained outstanding.

On July 10, 2020, the Company entered into the second €5 million PGE loan with Bpifrance (the ‘‘Bpifrance PGE Loan’’). The Bpifrance PGE loan has a 6-year term and is 90% guaranteed by the French State. Starting after its first year anniversary, the Bpifrance PGE loan bears an interest rate of 2.25% per annum, inclusive of an annual State guarantee fee of 1.61% per annum. The principal and interest of the Bpifrance PGE loan is being reimbursed in 20 quarterly installments as from October 31, 2021 through July 26, 2026.

For the six month period ended June 30, 2026, €0.6 million was repaid on the Bpifrance PGE loan.

EIB loan

As of June 30, 2026, the Company accounted for the debt at amortized cost using the original effective interest rate (“EIR”) of 21.3% and adjusting the estimated debt outflows in accordance with the sales forecasts relating to JNJ-1900 (NBTXR3) through specific Company’s license agreement (value and timing).

The EIB loan amounts to €50.7 million as of June 30, 2026 compared to €48.4 million as of December 31, 2025. The increase of €2.3 million over the six months ended June 30 2026 comprises:

•Fixed and variable interest expenses accrual for an amount of €4.9 million which are partially offset by
•the interest repayments of €3.8 million in accordance with the repayment schedule
•the negative P&L impact of accretion and discounting on EIB loan of €1.2 million corresponding to :
(i) the increase in estimated debt outflows beyond 2025 - before discounting effect - for €1.0 million negative P&L effect
(ii) and by €0.2 million of discounting (negative effect).

As of June 30, 2026 the fair value of the debt is estimated at €52.8 million. In estimating the fair value of the debt, the Company used a credit rating of B/CCC. which resulted in a fair value market discount rate of 19.9%.

Royalty Financing Agreement

As of June 30, 2026, the Company accounted for the debt at amortized cost using the original annual EIR of 52% and assessed the estimated debt outflows as per the HCRx Agreements in accordance with the sales forecasts relating to JNJ-1900 (NBTXR3). Consequently, the HCRx Royalty Financing amounts to €52.4 million as of June 30, 2026 compared to €41.3 million as of December 2025, with the increase entirely reflecting EIR interest expense for an amount of €9.6m and foreign exchange movements of €1.5m.

As of June 30, 2026, the Company has measured the fair value of the Royalty Financing financial liability comprising of milestone payments and revenue-based royalties payments. The resulting expected cash outflows were adjusted according to probability of success and discounted to present value using an average discounting rate, specific to the nature of future cash flows.

The Company has discounted cash flows based on the nature of those cash flows, resulting in an market overall discount rate. Further, given that there are up to two instalments related to the Royalty Financing, the Company has estimated the fair value of the debt based on both instalments.

–Future milestone payments to HCRx depend on the successful completion of regulatory, development, and commercial milestones as stated in the Janssen Global License Agreement, and the Management has estimated the expected amount and timing of these milestone payments as per contractual terms. Since these cash outflows are based on achievement of contractual targets and are not exposed to commercial risks such as pricing, competition, or market access and penetration, the Company has discounted these future cash flows using a cost of debt applicable to the Company.
–As future royalty-based payments to HCRx depend on the Company’s net sales forecasts, the Management has provided its best estimate regarding amounts and timing of these royalties payments as per contractual terms. Accordingly, in order to estimate the present value of royalty-based payments, the Company has retained a Weighted Average Cost of Capital (“WACC”) applicable to the Company, which is traditionally used to discount future operating cash flows which are exposed to standard operating risk

As of June 30, 2026, the fair value of the debt considering both instalments is valued at €47.2 million at a market discount rate of 14.6%.

13.2 DUE DATES OF THE FINANCIAL LIABILITIES

The due dates for repayment of the financial liabilities at their nominal value and including fixed rate interests and future variable interest payments have been estimated based on the milestone and royalties forecasts at the reporting date are as follows:

	As of June 30, 2026
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	473	—	—	—	473
Interest-free Bpifrance advance	100	100	—	—	200
Bpifrance “PGE” (1)	313	—	—	—	313
EIB fixed rate loan	835	50,221	19,133	36,501	106,690
HCR Royalty Financing	29,182	83,057	32,491	91,232	235,963
Lease liabilities	1,287	874	437		2,598
Total	32,190	134,253	52,061	127,733	346,237
(1) The Company plans according to contractual terms to reimburse the “PGE” (“Prêt garanti par l’Etat” or state-guaranteed loan) from BPI over 5 years with a deferral of 1 year (last reimbursement being in 2026).

	As of December 31, 2025
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	716	—	—	—	716
Interest-free Bpifrance advance	100	150	—	—	250
HSBC “PGE” (1)	631	—	—	—	631
Bpifrance “PGE” (1)	948	—	—	—	948
EIB fixed rate loan	824	19,099	46,421	43,149	109,492
HCR Royalty Financing	—	105,949	21,754	101,106	228,809
Lease liabilities	1,289	1,299	656	—	3,243
Total	4,508	145,037	72,637	161,949	344,089
(1) The Company plans according to contractual terms to reimburse the two “PGE” (“Prêts garantis par l’Etat” or state-guaranteed loans) from HSBC and BPI over five years with a deferral of 1 year (last reimbursement being in 2026).

The debt obligations indicated above relate to the fixed and variable rate interests and principal payable on repayable advances, the interest-free Bpifrance loan, EIB loan, PGE loans and the lease liabilities. These amounts reflect the committed amounts under those contracts as of June 30, 2026.

As of June 30, 2026, the table above indicates that the EIB loan's total expected cash outflows (undiscounted) is €106.7 million, which includes :
•€33.2 million for the principal and fixed rate interest to be paid over the term of the loan,
•€14.6 million remaining milestones to be prepaid under the following mechanisms:
•should the company secure future non-dilutive capital through the execution of any business development deal, an accelerated redemption of this milestone payment would be triggered resulting in a prorated payment amount not exceeding 10% of any upfront or milestone payment received by the Company; and
•should the Company contract future equity or debt financing transactions which will require prepayments equal to a tiered low single digit percentage of raising up to an aggregate of €100 million, on a cumulative basis, increasing to a mid-single digit percentage for such financings greater than €100 million.
•€58.9 million for the estimated royalty payments to be made in the future, based on the forecasted sales expected to be generated by the Company’s partners during the six-year period beginning upon JNJ-1900 (NBTXR3) commercialization. (See Notes 4.4 - Financing Agreement with the European Investment Bank (“EIB”) and 13.1 - Conditional advance, bank loan and loans from government and public authorities in the consolidated financial statements prepared in accordance with IFRS Accounting Standards for the year ended December 31, 2025).

As of June 30, 2026, the table above indicates that the Royalty Financing total expected cash outflows (undiscounted) are $268.9 million (€236 million) which includes :
–Initial fixed return amount: $124.5 million (109.3 million), corresponding to an amount equivalent to 175% of the aggregate subscription price ($71 million), expected to be settled in December 2028.
–Tail period: Following the cash-flow projections, it begins in 2028 until the effective final maturity date in 2038.

All assumptions regarding future funding and cash-flow projections are subject to periodic review at each reporting date. Changes in estimates will result in catch-up adjustments to the carrying amount of the liability and corresponding adjustment in the income statement under the effective interest rate method.